600 Congress Avenue, Suite 2200

Austin, TX 78701

Telephone: 512-305-4700

Fax: 512-305-4800

www.lockelord.com

Michelle Earley

Direct Telephone: 512-305-4818

Direct Fax: 512-391-4818

mearley@lockelord.com

September 4, 2020

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lamar Media Corp.
Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Lamar Media Corp. (the “Company”) and its co-registrants, each of which is a corporation, limited liability company or partnership wholly owned, directly or indirectly by the Company (the “Guarantors”), we deliver to you for filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-4 (the “Registration Statement”).

Further, in connection with the Registration Statement, the Company and the Guarantors have authorized us to make the following representations to the Commission on their behalf:

1.    The Company is registering under the Securities Act the Company’s issuance of (i) up to $600,000,000 aggregate principal amount of the Company’s 3 3/4% Senior Notes due 2028, which have been registered under the Securities Act (the “2028 Exchange Notes”), for up to $600,000,000 aggregate principal amount of the Company’s outstanding 3 3/4% Senior Notes due 2028, which have not been so registered (the “2028 Original Notes”), (ii) up to $400,000,000 aggregate principal amount of the Company’s 4 7/8% Senior Notes due 2029, which have been registered under the Securities Act (the “2029 Exchange Notes”), for up to $400,000,000 aggregate principal amount of the Company’s outstanding 4 7/8% Senior Notes due 2029, which have not been so registered (the “2029 Original Notes”) and (iii) up to $550,000,000 aggregate principal amount of the Company’s 4% Senior Notes due 2030, which have been registered

Securities and Exchange Commission

September 4, 2020

under the Securities Act (the “2030 Exchange Notes, and together with the 2028 Exchange Notes and the 2029 Exchange Notes, the “Exchange Notes”), for up to $550,000,000 aggregate principal amount of the Company’s outstanding 4% Senior Notes due 2030, which have not been so registered (the “2030 Original Notes”, and together with the 2028 Original Notes and the 2029 Original Notes, the “Original Notes”). The Company issued the Original Notes in private placements pursuant to Section 4(a)(2) of the Securities Act and Regulation S under the Securities Act. The exchange offer of the Original Notes for the Exchange Notes (the “Exchange Offer”) will be conducted in reliance on the staff’s positions in Shearman & Sterling (available July 2, 1993), Morgan Stanley Co. Incorporated (available June 5, 1991), Mary Kay Cosmetics, Inc. (available June 5, 1991) and Exxon Capital Holding Corporation (available April 13, 1989);

2.    Neither the Company nor the Guarantors have entered into any arrangement or understanding with any person who will receive Exchange Notes in the Exchange Offer to distribute those securities following completion of the Exchange Offer. Neither the Company nor the Guarantors are aware of any person that will participate in the Exchange Offer with a view to distribute the Exchange Notes.

3.    The Company and the Guarantors will disclose to each person participating in the Exchange Offer that if such participant acquires the Exchange Notes for the purpose of distributing them, such person:

a)    Cannot rely on the staff’s interpretive position expressed in the Exxon Capital line of no-action letters, and

b)    Must comply with the registration and prospectus delivery requirements of the Securities Act in order to resell Exchange Notes, and be identified as an underwriter in the prospectus.

4.    The Company and the Guarantors will include in the transmittal letter (a) an acknowledgment to be executed by each person participating in the Exchange Offer that such participant does not have an arrangement or understanding with any person or entity to participate in the distribution (within the meaning of the Securities Act) of the Exchange Notes in violation of the Securities Act and (b) an acknowledgement to be executed by each person that is a broker-dealer receiving Exchange Notes in exchange for Original Notes that it acquired those Original Notes for its own account as a result of market-making activities or other trading activities and that such participant will satisfy any prospectus delivery requirements in connection with any resale of Exchange Notes received pursuant to the Exchange Offer; however, by so acknowledging that it will deliver, and by delivering any prospectus, such participating broker-dealer will not be deemed to admit that it is an underwriter within the meaning of the Securities Act.

Securities and Exchange Commission

September 4, 2020

If you have any questions regarding the foregoing, please contact me at 512-305-4818.

Very truly yours,

/s/ Michelle Earley
Michelle Earley